Balances of Time Deposits and Certificates of Deposit Issued by Domestic Offices in Amounts of Yen Ten Million or more as well as Balances of those Deposits Issued by Foreign Offices in Amounts of United States One Hundred Thousand Dollars or more (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	¥ 29,695,290	¥ 25,629,956
Foreign deposit in amounts of USD 100,000 or more	12,142,704	9,847,392
Time deposits
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	18,302,196	17,232,463
Foreign deposit in amounts of USD 100,000 or more	8,209,016	6,420,138
Certificates of deposit
Deposits From Banking Clients [Line Items]
Domestic deposit in amounts of YEN 10 million or more	11,393,094	8,397,493
Foreign deposit in amounts of USD 100,000 or more	¥ 3,933,688	¥ 3,427,254